Stock-Based Compensation (Shares of Company Common Stock Available Under Share-Based Plans) (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		15,000,000	26,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	11,652,000,000	6,908,000,000
2005 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	26,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	15,889,993
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	10,310,000